Earnings Per Share - Additional Information (Details) - shares		12 Months Ended
	Sep. 26, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock sold ( in shares)	161,000,000		161,000,000
Antidilutive securities (in shares)		51,788,000
Employee Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)		19,000